Segment Reporting - Income statement summary table (Details) $ in Thousands		3 Months Ended								5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Jul. 23, 2014 USD ($)	Dec. 31, 2014 USD ($) reportable_segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments | reportable_segment												1
Segment Reporting Information, Profit (Loss) [Abstract]
Operating revenues, net		$ 42,820	$ 53,566	$ 22,378	$ 8,392	$ 5,677	$ 5,401	$ 4,663	$ 2,975			$ 127,156	$ 18,716	$ 16,992
Depreciation and accretion												41,280	5,731	5,034
Other operating costs and expenses												79,487	7,627	6,353
Interest expense, net		31,639	(22,906)	24,621	7,025	3,414	1,963	1,378	1,374			86,191	8,129	7,665
Other non-operating expense (income)												6,810	(771)	0
Income tax provision (benefit)	[1]											(4,689)	(88)	(1,270)
Net (loss) income		(62,826)	$ (1,868)	$ (13,438)	$ (3,791)	(1,836)	$ 74	$ 341	$ (491)	$ (71,418)	$ (10,505)	(81,923)	(1,912)	(790)
Cash Flows
Capital Expenditures		1,137,275				205,361				1,137,275		1,137,275	205,361	2,274
Total assets	[2]	3,669,350				590,288				3,669,350		3,669,350	590,288	158,955
Corporate
Segment Reporting Information, Profit (Loss) [Abstract]
Operating revenues, net												0	0	0
Depreciation and accretion												0	0	0
Other operating costs and expenses												46,165	0	0
Interest expense, net												30,172	0	0
Other non-operating expense (income)												13,019	0	0
Income tax provision (benefit)	[1]											(4,689)	(88)	(1,270)
Net (loss) income												(84,667)	88	1,270
Cash Flows
Capital Expenditures		0				0				0		0	0	0
Total assets	[2]	514,170				0				514,170		514,170	0	0
Solar Energy
Segment Reporting Information, Profit (Loss) [Abstract]
Operating revenues, net												127,156	18,716	16,992
Solar Energy | Solar Energy
Segment Reporting Information, Profit (Loss) [Abstract]
Operating revenues, net												127,156	18,716	16,992
Depreciation and accretion												41,280	5,731	5,034
Other operating costs and expenses												33,322	7,627	6,353
Interest expense, net												56,019	8,129	7,665
Other non-operating expense (income)												(6,209)	(771)	0
Income tax provision (benefit)	[1]											0	0	0
Net (loss) income												2,744	(2,000)	(2,060)
Cash Flows
Capital Expenditures		1,137,275				205,361				1,137,275		1,137,275	205,361	2,274
Total assets	[2]	$ 3,155,180				$ 590,288				$ 3,155,180		$ 3,155,180	$ 590,288	$ 158,955

[1]	Income tax benefit is not allocated to the Company's Solar Energy segment.
[2]	Corporate assets include cash and cash equivalents; other current assets; deferred financing costs, net and other assets.